Other Current Assets	12 Months Ended
Dec. 31, 2022
Current assets
Other Current Assets
Note 5 - Other Current Assets

	December 31,
	2022	2021
	U.S. Dollars (in thousands)
Prepaid expenses and vendor downpayments	3,832	2,025
Interest receivable	3,979	463
Due from Government institutions and income tax receivables	2,598	2,623
Other	747	542

	11,156	5,653